ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY (Condensed Balance Sheets) (Details)	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Current assets:
Cash and cash equivalent	¥ 1,928,302,849	$ 296,374,721	¥ 2,501,417,491	$ 384,460,829	¥ 2,392,591,132	¥ 1,777,020,667
Due from subsidiaries	2,113,042,060	324,768,618	1,414,084,059
Other current assets	1,706,717,271	262,317,640	766,644,253
Total current assets	19,607,856,379	3,013,672,345	19,695,296,401
Non-current assets:
Total assets	28,636,404,668	4,401,334,809	26,090,639,753
Current liabilities:
Due to subsidiaries	5,328,896	819,036
Due to related parties	37,399,944	5,748,266	60,541,490
Convertible senior notes-current			423,739,708
Total current liabilities	19,962,416,857	3,068,167,292	18,362,656,893
Convertible senior notes	65,342	10,043
Total liabilities	21,947,141,626	3,373,213,905	19,630,426,756
Shareholders' equity:
Ordinary shares (US$0.00002 par value, 500,000,000 shares authorized, 125,473,930 and 126,733,266 shares issued and outstanding as of December 31, 2015 and 2016, respectively)	18,604	2,859	17,881
Additional paid-in capital	3,313,608,385	509,292,284	3,145,262,253
Accumulated other comprehensive income	23,295,998	3,580,529	104,784,173
Treasury stock, at cost: 1,723,200 shares of ordinary shares as of December 31, 2015 and 2016, respectively	(13,875,553)	(2,132,633)	(13,875,553)
Total JinkoSolar Holding Co., Ltd. Shareholders' equity	6,689,273,255	1,028,122,474	6,460,708,886
Total liabilities, redeemable non-controlling interest and shareholders' equity	¥ 28,636,404,668	$ 4,401,334,809	¥ 26,090,639,753
Ordinary shares:
Ordinary shares, par value | $ / shares		$ 0.00002		$ 0.00002
Ordinary shares, shares authorized	500,000,000	500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued	133,869,274	133,869,274	128,456,466	128,456,466
Ordinary shares, shares outstanding	132,146,074	132,146,074	126,733,266	126,733,266
Treasury stock at cost, shares	1,723,200	1,723,200	1,723,200	1,723,200
Parent Company [Member]
Current assets:
Cash and cash equivalent	¥ 15,706,763	$ 2,414,085	¥ 4,815,606	$ 740,145	¥ 55,685,082	¥ 25,047,261
Due from subsidiaries	534,172,422	82,100,798	863,880,453
Other current assets	40,037,711	6,153,684	12,231,081
Due from Related Parties	9,625,813	1,479,460	10,102,244
Total current assets	599,542,709	92,148,027	909,440,051
Non-current assets:
Investments in subsidiaries	6,452,545,486	991,738,083	6,403,914,947
Due from related parties - non current	476,963	73,308	18,410,667
Total assets	7,052,565,158	1,083,959,418	7,313,354,998
Current liabilities:
Due to subsidiaries	358,580,283	55,112,781	389,900,932
Due to related parties	298,352	45,856	10,102,244
Other current liabilities	3,920,963	602,641	13,706,994
Convertible senior notes-current	0	0	423,739,708
Total current liabilities	362,799,598	55,761,278	837,449,878
Due to related parties - non-current	426,963	65,623	15,196,234
Convertible senior notes	65,342	10,043	0
Total liabilities	363,291,903	55,836,944	852,646,112
Shareholders' equity:
Ordinary shares (US$0.00002 par value, 500,000,000 shares authorized, 125,473,930 and 126,733,266 shares issued and outstanding as of December 31, 2015 and 2016, respectively)	18,604	2,859	17,881
Additional paid-in capital	3,313,608,385	509,292,284	3,145,262,253
Accumulated other comprehensive income	23,295,998	3,580,529	104,784,173
Treasury stock, at cost: 1,723,200 shares of ordinary shares as of December 31, 2015 and 2016, respectively	(13,875,553)	(2,132,633)	(13,875,553)
Retained earnings	3,366,225,821	517,379,435	3,224,520,132
Total JinkoSolar Holding Co., Ltd. Shareholders' equity	6,689,273,255	1,028,122,474	6,460,708,886
Total liabilities, redeemable non-controlling interest and shareholders' equity	¥ 7,052,565,158	$ 1,083,959,418	¥ 7,313,354,998
Ordinary shares:
Ordinary shares, par value | $ / shares		$ 0.00002		$ 0.00002
Ordinary shares, shares authorized	500,000,000	500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued	133,869,274	133,869,274	128,456,466	128,456,466
Ordinary shares, shares outstanding	132,146,074	132,146,074	126,733,266	126,733,266
Treasury stock at cost, shares	1,723,200	1,723,200	1,723,200	1,723,200